Acquisitions (Details) - Schedule of Carrying Amounts of the Assets and Liabilities - USD ($)	1 Months Ended
	Oct. 26, 2022	Jul. 20, 2022
Schedule Of Carrying Amounts Of The Assets And Liabilities Abstract
Assets	$ 32,838	$ 7,293,021
Liabilities	37,008	8,030,370
Net liabilities	(4,170)	(737,349)
Non-controlling interests	1,668
Consideration in excess of net liabilities acquired	2,502	3,579,522
Total purchase consideration		$ 2,842,173